Financial instruments, risk management and capital management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments, risk management and capital management
Schedule of financial assets and financial liabilities

	As of December 31,		As of January 1,
(in thousands)	2021	2020	2020
Financial assets measured at amortized cost
Cash and cash equivalents (note 14)	$90,869	$15,818	$7,338
Investments (note 13)	42,334	—	—
Other non-current assets and security deposits	796	769	30
Receivables and other	363	1,140	69
Total financial assets	$134,362	$17,727	$7,437

Financial liabilities measured at amortized cost
Borrowings (note 16)	$4,284	$3,604	$1,272
Trade payables and other (note 17)	2,553	934	422
Accrued expenses and other current liabilities (note 18)	1,879	1,673	766
Lease liabilities (note 12)	581	478	493
Total financial liabilities	$9,297	$6,689	$2,953